Revenues - Schedule of Handling Charge Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options [Member]
Disaggregation of Revenue [Line Items]
Total	$ 28,382,630	$ 28,230,750	$ 7,847,738
Platform and trading fees [Member]
Disaggregation of Revenue [Line Items]
Total	20,662,070	2,446,427	652,583
Handling Charge Income [Member]
Disaggregation of Revenue [Line Items]
Total	$ 49,044,700	$ 30,677,177	$ 8,500,321